LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Rent expense	$ 3,545	$ 3,784	$ 3,141
Short-term lease expense	229	82	92
Variable lease costs	831	813	732
Cash paid for lease liabilities	4,152	2,843	3,253
Short-term maturities of operating lease liabilities	$ 195	$ 126	$ 116